File No. 33-37479

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

TEMPLETON FOREIGN FUND & U.S. TREASURY SECURITIES TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositors principal executive offices)


          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 31, 1997
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

Pursuant to Rule 24f-2 under the Investment Company Act of  1940,
the issuer has registered an indefinite amount of securities.   A
24f-2 Notice for the offering was last filed on October 10, 1997.

                           TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1
                               20,437,145 UNITS


PROSPECTUS
Part One
Dated December 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The Templeton Foreign Fund & U.S. Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (treasury obligations) and shares of Templeton Foreign Fund ("Templeton"). Templeton is an open-end diversified management investment company, commonly known as a mutual fund. At November 17, 1997, each Unit represented a 1/20,437,145 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 1,000 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, multiplied by 1,000, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At November 17, 1997, the Public Offering Price per 1,000 Units was $1,536.39 (see "Public Offering" in Part Two).

      Please retain both parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

                           TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 17, 1997
                       Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations in the Trust      $20,438,000
Aggregate Number of Shares of Templeton in the Trust             1,230,816.886
Number of Units                                                     20,437,145
Fractional Undivided Interest in the Trust per Unit               1/20,437,145
Public Offering Price per 1,000 Units:
  Aggregate Value of Securities in the Portfolio                   $29,578,341
  Aggregate Value of Securities per 1,000 Units                      $1,447.28
  Sales Charge 6.157% (5.8% of Public Offering Price)                   $89.11
  Public Offering Price per 1,000 Units                              $1,536.39
Redemption Price and Sponsor's Repurchase Price per 1,000
  Units ($89.11 less than the Public Offering Price per
  1,000 Units)                                                       $1,447.28

Date Trust Established                                       November 14, 1990
Mandatory Termination Date                                   February 15, 2001
Evaluator's Annual Fee: $.20 per $1,000 principal amount of Treasury Obligations outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate              Maximum of $.15 per 1,000
  of the Sponsor                                    Units outstanding annually

Trustee's Annual Fee:  $.85 per 1,000 Units outstanding.
Record Date: The same business day as Templeton's ex-dividend date. Distribution Date: The same business day as Templeton's distribution date.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of Templeton Foreign Fund &
U.S. Treasury Securities Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of Templeton Foreign Fund & U.S. Treasury Securities Trust, Series 1 as of August 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Foreign Fund & U.S. Treasury Securities Trust, Series 1 at August 31, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 5, 1997

                           TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1997


                                    ASSETS

Securities, at market value (cost, including accretion
  on the treasury obligations, $25,138,708) (Note 1)             $31,531,501
Cash                                                                  53,045
Receivable from investment transaction                                32,768
                                                                 ___________
                                                                  31,617,314

                          LIABILITIES AND NET ASSETS

Unit redemptions payable                                              74,456
Accrued liabilities                                                   12,951
                                                                 ___________
                                                                      87,407
                                                                 ___________

Net assets, applicable to 20,936,553 outstanding
    units of fractional undivided interest:
  Cost of Trust assets, including accretion
    on the treasury obligations (Note 1)            $25,138,708
  Net unrealized appreciation (Note 2)                6,392,793
  Distributable funds (deficit)                         (1,594)
                                                    ___________
                                                                 $31,529,907
                                                                 ===========

Net asset value per 1,000 units                                    $1,505.97
                                                                 ===========


               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                                  PORTFOLIO

                               August 31, 1997


  Maturity                                                           Market
   value            Name of Issuer and Title of Security (1)         value

                    Corpus of a U.S. Treasury Note
                    (stripped of its interest-paying coupons)
$20,946,000         maturing February 15, 2001                     $16,989,048
===========

   Shares

1,261,270.886       Templeton Foreign Fund, Inc.                    14,542,453
=============                                                      ___________

                    Total investments                              $31,531,501
                                                                   ===========

(1) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

                  See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                Year ended August 31,

                                             1997        1996        1995

Interest income                           $1,303,677   1,330,252   1,358,260
Dividends:
  Ordinary income                            192,406     499,225     496,392
  Capital gain                               371,499     430,074     505,294
                                          __________________________________
    Total investment income                1,867,582   2,259,551   2,359,946

Expenses:
  Trustee's fees and related expenses       (35,838)    (39,197)    (37,300)
  Evaluator's fees                           (4,386)     (4,862)     (5,416)
  Supervisory fees                           (3,290)     (3,647)     (4,131)
                                          __________________________________
    Total expenses                          (43,514)    (47,706)    (46,847)
                                          __________________________________
    Investment income - net                1,824,068   2,211,845   2,313,099

Net gain (loss) on investments:
  Net realized gain (loss)                   643,463     517,190     472,441
  Change in unrealized appreciation
    or depreciation                        1,642,702   (633,911)   (324,472)
                                          __________________________________
                                           2,286,165   (116,721)     147,969
                                          __________________________________

Net increase in net assets
  resulting from operations               $4,110,233   2,095,124   2,461,068
                                          ==================================


               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                 Year ended August 31,

                                             1997        1996        1995

Net increase in net assets
    resulting from operations:
  Investment income - net                 $1,824,068   2,211,845   2,313,099
  Net realized gain (loss)
    on investments                           643,463     517,190     472,441
  Change in unrealized appreciation
    or depreciation on investments         1,642,702   (633,911)   (324,472)
                                         ___________________________________
                                           4,110,233   2,095,124   2,461,068

Units redeemed (2,233,422, 2,190,969
  and 2,869,987 in 1997, 1996 and
  1995, respectively)                    (3,174,973) (2,898,645) (3,537,061)

Distributions to unit holders:
  Investment income - net                  (486,621)   (877,097) (1,103,744)
                                         ___________________________________
Total increase (decrease) in net
  assets                                     448,639 (1,680,618) (2,179,737)

Net assets:
  At the beginning of the year            31,081,268  32,761,886  34,941,623
                                         ___________________________________
  At the end of the year (including
    distributable funds (deficit)
    applicable to Trust units of
    $(1,594), $(110,633) and $(168,133)
    at August 31, 1997, 1996 and
    1995, respectively)                  $31,529,907  31,081,268  32,761,886
                                         ===================================

Trust units outstanding at the end
  of the year                             20,936,553  23,169,975  25,360,944


               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Shares of Templeton Foreign Fund (Templeton) are stated at Templeton's published net asset value as reported by the Evaluator. Net asset value is determined by dividing the value of Templeton's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent.

Investment income -

Dividends from the Templeton shares are recorded on Templeton's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of treasury obligations rather than in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the Templeton shares is based on the net asset value of such shares on the dates the shares were deposited in the Trust. The cost of securities sold is determined on the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services, which is based on $.85 per annum per 1,000 units outstanding based on the largest aggregate number of units outstanding during the calendar year. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. The Evaluator receives an annual fee based on $.20 per $1,000 principal amount of treasury obligations outstanding. Additionally, the Trust pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1997 follows:

                                        Treasury    Templeton
                                      obligations     shares       Total

          Unrealized appreciation     $1,224,887     5,167,906    6,392,793
          Unrealized depreciation              -             -            -
                                      _____________________________________

                                      $1,224,887     5,167,906    6,392,793
                                      =====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the net asset value of the Templeton shares on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions to unit holders are made on Templeton's distribution date. During the years ended August 31, 1997, 1996 and 1995, the Trust made distributions totaling $21.25, $34.99 and $39.53 per 1,000 units, respectively, as described below.

Selected data per 1,000 units of the Trust outstanding throughout each year -

                                                      Year ended August 31,

                                                   1997      1996     1995

Investment income - interest and dividends         $85.15     92.93     87.42
Expenses                                            (1.98)    (1.96)    (1.73)
                                                _____________________________
    Investment income - net                         83.17     90.97     85.69

Distributions to unit holders:
  Investment income - net                          (21.25)   (34.99)   (39.53)

Net gain (loss) on investments                     102.60     (6.35)     7.95
                                                _____________________________
    Total increase (decrease) in net assets        164.52     49.63     54.11

Net assets:
  Beginning of the year                          1,341.45  1,291.82  1,237.71
                                                _____________________________

  End of the year                               $1,505.97  1,341.45  1,291.82
                                                =============================

Investment income - interest and dividends, expenses and investment income - net per 1,000 units have been calculated based on the weighted average number of units outstanding during each period (21,931,536, 24,314,670 and 26,994,668 units during the years ended August 31, 1997, 1996 and 1995, respectively). Distributions to unit holders of investment income - net per 1,000 units reflects the Trust's cash distributions of approximately $21.25 per 1,000 units to 22,800,038 units on October 28, 1996, approximately $24.41 per 1,000 units to 25,166,222 units on November 3, 1995, approximately $9.58 per 1,000 units to 24,804,000 units on December 29, 1995, approximately $34.66 per 1,000 units to 27,971,929 units on November 4, 1994 and approximately $4.87 per 1,000 units to 27,563,987 units on December 30, 1994.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                                   PART ONE
                       Must be Accompanied by Part Two

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young, LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                   TEMPLETON GROWTH AND TREASURY TRUST
         TEMPLETON FOREIGN FUND & U.S. TREASURY SECURITIES TRUST

PROSPECTUS
Part Two                              NOTE: THIS PART TWO PROSPECTUS MAY
Dated December 30, 1997                       ONLY BE USED WITH PART ONE

The Trust. Templeton Growth and Treasury Trust and Templeton Foreign Fund & U.S. Treasury Securities Trust (each a "Trust" and collectively, the "Fund") are unit investment trusts each consisting of a portfolio of "zero coupon" U.S. Treasury bonds and shares of Templeton Growth Fund, Inc. or Templeton Foreign Fund, respectively ("Templeton"). Templeton is an open-end diversified management investment company, commonly known as a mutual fund.

The objective of the Fund is to protect Unit holders' capital and provide for potential capital appreciation by investing a portion of its portfolio in "zero coupon" U.S. Treasury bonds, such securities being referred to herein as "Treasury Obligations" and the remainder of the Trust's portfolio in shares of Templeton. Collectively, the Treasury Obligations and the Templeton shares are referred to herein as the "Securities" (See "Portfolio"). Templeton's objective is to obtain long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation (in the case of Templeton Growth Fund, Inc.) or companies and governments outside the United States (in the case of Templeton Foreign Fund). Templeton Growth and Treasury Trust has a termination date of September 1, 2000 and Templeton Foreign Fund & U.S. Treasury Securities Trust has a termination date of February 15, 2001. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objective of the Trust will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. Each Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $1.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the Templeton shares were to decrease to zero, which the Sponsor considers highly unlikely. This feature of each Trust provides Unit holders who purchase Units at a price of $1.00 or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit, this feature may also provide a potential for capital appreciation.

The Templeton shares deposited in each Trust's portfolio have no fixed maturity date and the net asset value of the shares will fluctuate. The Portfolio, essential information based thereon and financial statements, including a report of independent auditors relating to the Trusts offered hereby, are contained in Part One for each Trust to which reference should be made for such information.

BOTH PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering Price. The Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations and the net asset value of the Templeton shares in each Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust plus a maximum sales charge of 5.8% (equivalent to 6.157% of the net amount invested). The minimum purchase is $1,000. The sales charge is reduced on a graduated scale for sales involving at least $100,000. See "How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions, if any, of net income, other than amortized discount, will be made at least annually. Distributions of realized capital gains, if any, received by the Trusts, will be made whenever Templeton makes such a distribution. Any distribution of income and/or capital will be net of the expenses of the Trusts. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?" Additionally, upon termination of each Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Principal Distributed?"

Reinvestment. Each Unit holder will, unless he elects to receive cash payments, have distributions of principal (including the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination), capital gains, if any, and income earned by a Trust, automatically invested in shares of Templeton (if Units are properly registered) in the name of the Unit holder. Such distributions will be reinvested without a sales charge to the participant on each applicable distribution date. See "Rights of Unit Holders-How Can Distributions to Unit Holders be Reinvested?"

Market for Units. While under no obligation to do so, the Sponsor intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of Templeton shares in each Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust. In the absence of such a market, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations plus the aggregate net asset value of the Templeton shares in the Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust. See "Rights of Unit Holders-How May Units be Redeemed?"

Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the Securities which make up the Trust or the general condition of the stock market, volatile interest rates, economic recession, currency exchange fluctuations, foreign withholding, and differences between domestic and foreign legal, auditing, brokerage and economic standards. The Trust is not actively managed and Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. See "What are the Fund's Investment Policies?-Risk Factors."

                   TEMPLETON GROWTH AND TREASURY TRUST
         TEMPLETON FOREIGN FUND & U.S. TREASURY SECURITIES TRUST

What are Templeton Growth and Treasury Trust and Templeton Foreign Fund & U.S. Treasury Securities Trust?

The Fund is a series of trusts of either Templeton Growth and Treasury Trust or Templeton Foreign Fund & U.S. Treasury Securities Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Fund"). Each series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund") created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator, and First Trust Advisors L.P., as Portfolio Supervisor.

The objective of the Fund and each Series thereof is to protect Unit holders' capital and provide for potential long-term capital appreciation through an investment in "zero coupon" U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations" and the remainder of the Trust's portfolio is invested in shares of Templeton Growth Fund, Inc. or Templeton Foreign Fund (collectively, the "Templeton Funds"). The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Templeton is an open end mutual fund whose objective is to obtain long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation (in the case of Templeton Growth Fund, Inc.) or companies and governments outside the United States (in the case of Templeton Foreign Fund). Collectively, the Treasury Obligations and Templeton shares in the Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objective of the Trust will be achieved.

The Fund has been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Templeton shares never paid a dividend and the value of Templeton shares in the Trust were to decrease to zero, which the Sponsor considers highly unlikely. To the extent that Units of the Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trust will increase. See "How May Units be Redeemed?"

What are the Expenses and Charges?

At no cost to the Fund, the Sponsor has borne all the expenses of creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. The Sponsor will not receive any fees in connection with its activities relating to the Fund. However, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for each Trust. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year except for a trust during the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. The fee may exceed the actual costs of providing such supervisory services for a Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts to which First Trust Advisors L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

The Evaluator will receive a fee as indicated in Part One for each Trust. No fee is paid to the Evaluator with respect to the Templeton shares in the Trust. The Trustee pays certain expenses of the Trust for which it is reimbursed by the Trust. The Trustee will receive for its ordinary recurring services to a Trust and for all normal expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture, an annual fee computed at $.85 per annum per 1,000 Units in the Trust outstanding based upon the largest aggregate number of Units of the Trust outstanding at any time during the year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee's and Evaluator's fees are payable from the Income Account of the Trust to the extent funds are available and then from the Principal Account of the Trust. Since the Trustee has the use of the funds being held in the Principal and Income Accounts for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges are or may be incurred by the Trust: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Principal Accounts of the Trust except that the Trustee shall not sell Treasury Obligations to pay Trust expenses.

The Indenture requires the Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units. Unit holders of the Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold Units as "Capital Assets" (generally, property held for investment) within the meaning of
Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unit holders should consult their tax advisors in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in a Trust. For purposes of the following discussion and opinion, it is assumed that shares in the Fund represent shares in an entity treated as a regulated investment company for Federal income tax purposes.

In the opinion of Chapman and Cutler, counsel for the Sponsor, under then existing law:

1. Each Trust is not an association taxable as a corporation for federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of each Trust under the Code; the income of each Trust will be treated as income of the Unit holders thereof under the Code; and each Unit holder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his Units is allocated among his pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his Units) in order to determine his or her initial tax basis (before adjustment in accrual of original issue discount) for his pro rata portion of each Security held by a Trust. It should be noted that certain legislative proposals have been made which could effect the calculation of basis for Unit holders holding securities that are substantially identical to the Securities. Unit holders should consult their own tax advisors with regard to calculation of basis. The Treasury Obligations held by the Trust are treated as stripped bonds and are treated as bonds issued at an original issue discount as of the date a Unit holder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his pro rata portion of each Treasury Obligation held by the Trusts (determined at the time he or she acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trusts as such original issue discount accrues and will, in general, be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisors regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, (other than designated capital gains dividends as discussed below) as defined by Section 316 of the Code, paid with respect to a Fund share held by the Trust is taxable as ordinary income to the extent of such Fund's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Fund share which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Fund share, and to the extent that such dividends exceed a Unit holder's tax basis in such Fund share shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unit holder has held his Units.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain except in the case of a dealer or a financial institution. A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unit holders should consult their tax advisors regarding the recognition of gains and losses for federal income tax purposes.

Because Unit holders are deemed to directly own a pro rata portion of the Fund shares as discussed above, Unit holders are advised to read the discussion of tax consequences set forth in the current prospectus for the Fund. Distributions declared by the Fund on the Fund shares in October, November or December that are held by a Trust and paid during the following January will be treated as having been received by Unit holders on December 31 in the year such distributions were declared. Distributions of the Fund's net capital gain which the Fund properly designates as capital gain dividends will be taxable to the Unit holders as long-term capital gains regardless of how long a person has been a Unit holder. If a Unit holder holds his Units for six months or less or if a Trust holds shares of the Fund for six months or less, any loss incurred by a Unit holder related to the disposition of the Fund shares will be treated as a long-term capital loss to the extent of any long-term capital gains distributions received (or deemed to have been received) with respect to such shares. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. Note, however, that the 1997 Act provides that the application of the rules described above in the case of pass-through entities, such as the Fund shares will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities may designate their capital gain dividends as either a 20% rate gain distribution or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unit holders should consult their own tax advisers as to the tax rate applicable to capital gain dividends.

The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

In addition, it should be noted that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units. If a Unit holder dispenses of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved, including his or her pro rata portion of all the Securities represented by the Unit.

Distributions on the Fund shares which are taxable as ordinary income to the Unit holders will constitute dividends for federal income tax purposes. To the extent dividends received by the Fund are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to the pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. However, to the extent dividends received by the Fund are from United States corporations (other than real estate investment trusts) and are designated by the Fund as being eligible for the dividends received deduction, distributions received by corporate Unit holders with respect to Fund shares attributable to such dividends may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction. It should be noted that various legislative proposals that would affect the dividends received deduction should have been introduced. Unit holders should consult with their tax advisers with respect to the limitation on a possible modification of the dividends received deduction.

The Fund may elect to pass through to its shareholders the foreign income and similar taxes paid by the Fund in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by the Fund. If such an election is made, Unit holders of a Trust, because they are deemed to own a pro rata portion of the Fund shares held by the Trust, as described above, must include in their gross income, for federal income tax purposes, both their portion of dividends received by the Trust from the Fund, and also their portion of the amount which the Fund deems to be the Trust's portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the Fund from its foreign investments. Unit holders may then subtract from their federal income tax the amount of the foreign tax credit with respect to such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. Unit holders should consult their tax advisors regarding this election and its consequences to them.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by the Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trusts to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisors.

Unit holders will be notified annually of the amounts of original issue discount, dividends and long-term capital gains distributions includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Dividend income, long-term capital gains and accrual of original issue discount may also be subject to state and local taxes. Foreign investors may be subject to different Federal income tax consequences than those described above. Investors should consult their tax advisors for specific information on the tax consequences of investing in the Trusts and of particular types of distributions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trust Eligible for Retirement Plans?"

The foregoing discussion relates only to the tax treatment of United States Unit holders ("U.S. Unit holders") with regard to Federal and certain aspects of New York State and City income taxes. Unit holders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unit holder" means an owner of a Unit in the Trust that
(a) is (i) for United States Federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States Federal income taxation regardless of its source or (b) does not qualify as a U.S. Unit holder in paragraph (a) but whose income from a Unit is effectively connected with such Unit holder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under then existing income tax laws of the State of New York each Trust is not an association taxable as a corporation and the income of each Trust will be treated as the income of the Unit holders thereof.

Why are Investments in the Trust Eligible for Retirement Plans?

Units of a Trust are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Zero Coupon Treasuries?

The Treasury Obligations deposited in the Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of the Trust's portfolio to be invested in shares of Templeton.

What is Templeton Growth Fund, Inc.?

The portfolio of a Series of the Fund may also contain shares of Templeton Growth Fund, Inc. Templeton Growth Fund, Inc. (the "Growth Fund") was organized as a Maryland corporation on November 10, 1986, from its predecessor entity which commenced operations on November 29, 1954, and is registered with the SEC as an open-end management investment company. The Growth Fund began offering two classes of shares on May 1, 1995: Class I and Class II. As of January 1, 1997, the Growth Fund began offering a new class of shares designated the "Advisor Class." All Shares purchased before May 1, 1995, are considered Class I shares, so all shares held in the Trust are Class I shares.

The following tables of selected financial information have been audited by the Growth Fund's independent certified public accountants for the periods indicated in their report which is incorporated by reference and which appears in the Growth Fund's 1997 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Growth Fund's 1997 Annual Report to Shareholders, which contains further information about the Growth Fund's performance, and which is available to Shareholders upon request and without charge.

Templeton Growth Fund, Inc.
per Share Operating Performance
(for a Share Outstanding
throughout the Period)

                                                                 Class I Shares
                                                             Year Ended August 31

                                            1997          1996          1995          1994        1993        1992
                                            _____         _____         _____         _____       _____       _____
Net asset value at beginning of period      $     18.75   $    18.96    $    18.95    $   17.47   $   15.81   $  16.14
Income from investment operations:
  Net investment income                             .54          .50           .39         0.29        0.32        0.41
  Net realized and unrealized gain (loss)          4.48         1.34          1.20         2.58        2.97        0.92
Total from investment operations                   5.02         1.84          1.59         2.87        3.29        1.33
Less distributions:
Dividends from net investment income               (.49)        (.44)         (.29)       (0.27)      (0.36)      (0.44)
  Distributions from net realized gains            (.81)       (1.61)        (1.29)       (1.12)      (1.27)      (1.22)
Total distributions                               (1.30)       (2.05)        (1.58)       (1.39)      (1.63)      (1.66)
Change in net asset value for the year             3.72         (.21)          .01         1.48        1.66       (0.33)
Net asset value at end of period                 $22.47       $18.75        $18.96       $18.95   $   17.47    $  15.81
Total Return (2)                                  28.28%       10.85%         9.51%       17.47%      23.57%       9.22%
Ratios/Supplemental data:
  Net Assets, end of year (in millions)     $12,129,283   $8,450,737    $6,964,298    $5,611.6    $4,033.9    $3,268.6
  Ratio to average net assets of:
  Expenses                                        1.08%         1.09%         1.12%        1.10%       1.03%       0.88%
  Net investment income                           2.81%         2.87%         2.40%        1.76%       2.10%       2.62%
Portfolio turnover rate                          41.81%        19.63%        35.21%       27.35%      28.89%      29.46%
Average commission rate paid (3)            $      .0007  $      .0146

                                                               Class I Shares
                                                             Year Ended August 31
                                             1991         1990          1989         1988        1987 (1)
                                             ____         ____          ____         ____        ________
Net asset value at beginning of period       $   15.23    $   16.62     $   13.65    $   17.13   $   12.87
Income from investment operations:
  Net investment income                           0.45         0.57          0.58         0.45        0.29
  Net realized and unrealized gain (loss)        (0.87)        3.12         (2.41)        3.97        0.28
Total from investment operations                  2.13        (0.30)         3.70        (1.96)       4.26
Less distributions:
Dividends from net investment income             (0.54)       (0.62)        (0.48)       (0.44)       0.00
  Distributions from net realized gains          (0.68)       (0.47)        (0.25)       (1.08)       0.00
Total distributions                              (1.22)       (1.09)        (0.73)       (1.52)       0.00
Change in net asset value for the year            0.91        (1.39)         2.97        (3.48)       4.26
Net asset value at end of period             $   16.14     $   15.23    $   16.62    $   13.65   $   17.13
Total Return ++                                  15.95%        (2.01)%      28.38%       (9.86)%     33.10%
Ratios/Supplemental data:
  Net Assets, end of year (in millions)      $2,895.7      $2,466.7     $2,355.3     $1,572.1    $1,633.9
  Ratio to average net assets of:
  Expenses                                        0.75%         0.67%        0.66%        0.69%       0.66%+
  Net investment income                           3.09%         3.70%        4.20%        3.50%       2.99%+
Portfolio turnover rate                          30.28%        18.47%       11.55%       11.44%      17.55%
Average commission rate paid (3)

(1)For the period December 31, 1986 (commencement of operations) through August 31, 1987. The Fund commenced operations as successor in interest to 58% of Templeton Growth Fund, Ltd. (the "Canadian Fund") which reorganized into two funds on that date. In accordance with the terms of the reorganization, the Canadian shareholders, representing 42% of the shares outstanding, remained shareholders of the Canadian Fund and the non-Canadian shareholders, representing 58% of the shares outstanding, became shareholders of the Growth Fund.

(2)Total return does not reflect sales commissions.

(3)Relates to purchases and sales of equity securities. Prior to fiscal year end 1996, disclosure of average commission rate was not required.

+  Annualized.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Growth Fund. The figures are estimates of the Growth Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
   (as a percentage of Offering Price)                     5.75%*

Annual Templeton Growth Fund, Inc. Operating Expenses
   (as a percentage of average net assets)
Management Fees                                            0.61%
12b-1 Fees                                                 0.24%**
Other Expenses (audit, legal, business management,
     transfer agent and custodian)                         0.23%
Total Templeton Growth Fund, Inc. Operating Expenses       1.08%

Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Growth Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of the Growth Fund's Prospectus.

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year            3 Years           5 Years        10 Years
______            _______           ______         _______
$ 68              $ 90              $114           $182

The above example is based on the estimated annual operating expenses, including fees set by contract, shown above and should not be considered a representation of past or future expenses, which may be more or less than those shown. The operating expenses are borne by the Growth Fund and only indirectly by Shareholders as a result of their investment in the Growth Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Growth Fund's actual return may be more or less than 5%.

Dividends from investment income were paid commencing in 1964 and distributions of capital gains were paid commencing in 1972. Prior to those years net income and realized capital gains were retained by the Canadian Fund.

Templeton Growth Fund, Inc. may include its total return in advertisements or reports to its shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in Templeton Growth Fund, Inc. over a period of 1, 5 and 10 years (or up to the life of Templeton Growth Fund, Inc.), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Templeton Growth Fund, Inc. expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in Templeton Growth Fund, Inc. at the end of a defined period of time. For a description of the methods used to determine total return for Templeton Growth Fund, Inc., see Templeton Growth Fund, Inc.'s Statement of Additional Information ("SAI").

_______________

*There is no sales charge payable on the Templeton Growth Fund, Inc. shares deposited in a Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Templeton Growth Fund, Inc. shares is 5.8% in the secondary market.

**Annual 12b-1 fees may not exceed 0.25% for Class I of the Growth Fund. After a substantial period, these expenses, together with the initial sales charge, may total more than the maximum sales expense that would have been permissible if imposed entirely as an initial sales charge. Effectively, there are no 12b-1 fees on the Growth Fund shares held in a Trust. However, Unit holders who acquire shares of the Growth Fund through reinvestment of dividends or other distributions or through reinvestment at a Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

What is Templeton Foreign Fund?

The portfolio of a Series of the Fund may also contain shares of Templeton Foreign Fund (the "Foreign Fund). Templeton Foreign Fund is an open-end diversified management investment company, commonly known as a mutual fund. It was organized as a Maryland corporation on August 15, 1977, and is registered with the SEC. The Foreign Fund began offering two classes of shares on May 1, 1995: Class I and Class II. As of January 1, 1997, the Foreign Fund began offering a new class of shares designated as the "Advisor Class." All Shares purchased before May 1, 1995, are considered Class I shares, so all shares held in the Trust are Class I shares. Templeton Foreign Fund's objective is long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments outside the United States. The shares of Templeton Foreign Fund deposited in a Trust are maintained on the books of Templeton Foreign Fund's transfer agent.

Templeton Foreign Fund has followed the practice of paying a distribution at least once annually representing substantially all of its net investment income and distributing any net realized capital gains.

The following tables of selected financial information have been audited by the Foreign Fund's independent certified public accountants for the years indicated in their report which is incorporated by reference and which appears in the Foreign Fund's 1997 Annual Report to Shareholders. These statements should be read in conjunction with the other financial statements and notes thereto included in the Foreign Fund's 1997 Annual Report to Shareholders, which contains further information about the Foreign Fund's performance, and which is available to shareholders upon request and without charge.

Templeton Foreign Fund per Share
Operating Performance for a Share
Outstanding Throughout the Period*

                                                                            Class I Shares
                                                                         Year Ended August 31
                                           1997           1996         1995         1994       1993       1992
                                           _____          _____        _____        _____      _____      _____
Net asset value, beginning of period       $      9.97    $     9.62   $    10.01    $    8.74  $    7.92  $    7.91
Income from investment operations:
  Net investment income                           0.32          0.27         0.23         0.14       0.14       0.20
Net realized and unrealized gain                  1.56          0.69         0.05         1.39       1.21       0.43
Total from investment operations                  1.88          0.96         0.28         1.53       1.35       0.63
Less distributions:
  Dividends from net investment income           (0.28)        (0.25)       (0.16)       (0.13)     (0.19)     (0.23)
  Distributions from net realized gains          (0.17)        (0.36)       (0.51)       (0.13)     (0.34)     (0.39)
Total distributions                              (0.45)        (0.61)       (0.67)       (0.26)     (0.53)     (0.62)
Change in net asset value for the period          1.43          0.35        (0.39)        1.27       0.82       0.01
Net asset value, end of period             $     11.40    $     9.97   $     9.62    $   10.01  $    8.74  $    7.92
Total return (1)                                 19.55%        10.68%        3.14%       17.94%     18.65%      8.52%
Ratios/supplemental data:
  Net assets, end of year (in millions)    $14,367,787    $9,602,209   $6,941,238    $5,014.4   $2,667.8   $1,672.2
  Ratio to average net assets of:
  Expenses                                        1.08%         1.12%        1.15%        1.14%      1.12%      0.94%
  Net investment income                           3.28%         3.09%        2.81%        1.84%      2.11%      2.92%
Portfolio turnover rate                          37.28%        15.91%       21.78%       38.75%     21.29%     22.00%
Average commission rate paid (2)           $       .0005  $      .0075

                                                                    Class I Shares
                                                                Year Ended August 31
                                             1991         1990        1989        1988         1987
                                             ____         ____        ____        ____         ____
Net asset value, beginning of period         $    8.19    $  7.60     $  6.37     $  7.73      $  5.34
Income from investment operations:
  Net investment income                           0.25       0.25        0.22        0.21         0.16
  Net realized and unrealized gain                0.03       0.92        1.60       (0.97)        2.71
Total from investment operations                  0.28       1.17        1.82       (0.76)        2.87
Less distributions:
  Dividends from net investment income           (0.26)     (0.25)      (0.21)      (0.19)       (0.13)
  Distributions from net realized gains          (0.30)     (0.33)      (0.38)      (0.41)       (0.35)
Total distributions                              (0.56)     (0.58)      (0.59)      (0.60)       (0.48)
Change in net asset value for the period         (0.28)      0.59        1.23       (1.36)        2.39
Net asset value, end of period               $    7.91    $  8.19     $  7.60     $  6.37      $  7.73
Total return+                                     4.17%     16.35%      30.99%      (8.78%)      59.23%
Ratios/supplemental data:
  Net assets, end of year (in millions)      $1,211.5     $933.0      $438.6      $292.7       $319.6
  Ratio to average net assets of:
  Expenses                                       0.80%       0.77%       0.81%       0.81%        0.77%
  Net investment income                          3.59%       3.95%       3.65%       3.29%        2.89%
Portfolio turnover rate                         19.24%      11.49%      16.62%      20.37%       14.49%
Average commission rate paid (per share)

____________

* Per share amounts for years ended prior to August 31, 1994, have been restated to reflect a 3-for-1 stock split effective February 25, 1994.

(1)Does not reflect sales commissions or service charges.

(2)Relates to purchases and sales of equity securities. Prior to fiscal year end 1996, disclosure of average commission rate was not required.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Foreign Fund. The figures are estimates of the Foreign Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
   (as a percentage of Offering Price)                            5.75%*

Annual Templeton Foreign Fund Operating Expenses
   (as a percentage of average net assets)
Management Fees                                                   0.61%
12b-1 Fees                                                        0.25%**
Other Expenses (audit, legal, business management,
      transfer agent and custodian)                               0.22%
Total Templeton Foreign Fund Operating Expenses                   1.08%

Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Foreign Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of the Foreign Fund's Prospectus.

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:
1 Year        3 Years          5 Years       10 Years
______        ______           ______        _______
$ 68          $ 90             $114          $182

The above example is based on the estimated annual operating expenses, including fees set by contract, shown above and should not be considered a representation of past or future expenses, which may be more or less than those shown. The operating expenses are borne by the Foreign Fund and only indirectly by Shareholders as a result of their investment in the Foreign Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Foreign Fund's actual return may be more or less than 5%.

What is Templeton's Investment Objective and Policy?

Templeton's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in the equity and debt securities of companies and governments of any nation (in the case of Templeton Growth Fund, Inc.) or in the equity and debt securities of companies and governments outside the United States (in the case of Templeton Foreign Fund). Any income realized will be incidental. The objective is fundamental for both the Growth Fund and the Foreign Fund, which means it may not be changed without shareholder approval. Of course, there is no assurance that the Funds' objective will be achieved.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock;
preferred stock; convertible securities; warrants or rights. Templeton's primary investments are in common stock.

________________

*There is no sales charge payable on the Templeton Foreign Fund shares deposited in the Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Templeton Foreign Fund shares, is 5.8% in the secondary market.

**Annual 12b-1 fees may not exceed 0.25% for Class I of Templeton Foreign Fund. After a substantial period, these expenses, together with the initial sales charge, may total more than the maximum sales expense that would have been permissible if imposed entirely as an initial sales charge. Effectively, there are no 12b-1 fees on the Foreign Fund shares held in a Trust. However, Unit holders who acquire shares of the Foreign Fund through reinvestment of dividends or other distributions or through reinvestment at a Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

In selecting these equity securities, the Investment Manager does a company-by-company analysis, rather than focusing on a specific industry or economic sector. The Investment Manager concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the Statement of Additional Information of Templeton.

Templeton may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. Templeton may buy debt securities which are rated Caa by Moody's or CCC by S&P or better; or unrated debt which it determines to be of comparable quality. At present, Templeton does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's).

Templeton may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

Templeton may invest up to 5% of its total assets in securities issued by any one company or foreign government. Templeton may invest any amount of its assets in U.S. government securities. Templeton may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. Templeton may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in securities with a limited trading market.

The Growth Fund may invest without percentage limitation in domestic or foreign securities.

Investment Techniques for the Templeton Funds

Temporary Investments. When the Investment Manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest Templeton's portfolio in a temporary defensive manner. Under such circumstances, Templeton may invest up to 100% of its assets in: (1) U.S. government securities; (2) bank time deposits denominated in the currency of any major nation; (3) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; and (4) repurchase agreements with banks and broker/dealers.

Repurchase Agreements. Templeton will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, Templeton may enter into repurchase agreements with certain banks and broker/dealers. Under a repurchase agreement, Templeton agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker/dealer must transfer to Templeton's custodian securities with an initial value of at least 102% of the dollar amount invested by Templeton in each repurchase agreement.

Short-Term Trading and Portfolio Turnover. Templeton invests for long-term capital growth and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that Templeton's annual portfolio turnover rate generally will be below 50%; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one-year period, less than one-half of Templeton's portfolio is changed.

In addition to the investment techniques described above, the Growth Fund is authorized to use the various investment techniques described below.

Options on Securities Indices. The Growth Fund may buy and sell options on securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The Growth Fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

Stock Index Futures Contracts. Changes in interest rates, securities prices or foreign currency valuations may affect the value of the Growth Fund's investments. To reduce its exposure to these factors, the Growth Fund may buy and sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Although the Growth Fund may invest up to 20% of its total assets in stock index futures contracts, it presently has no intention of entering into these transactions.

Securities Lending. To generate additional income, the Growth Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33-1/3% of the value of the Growth Fund's total assets measured at the time of the most recent loan. For each loan the Growth Fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

Other Policies and Restrictions. Templeton has a number of additional investment restrictions that govern its activities. Some of these restrictions may only be changed with shareholder approval and some may be changed by the Board alone. The policies and restrictions discussed in this prospectus and in the Statement of Additional Information of Templeton are applied at the time Templeton makes an investment. Templeton is generally not required to sell a security because of a change in circumstances.

How is Net Asset Value of Templeton Determined?

The net asset value per share of Templeton is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m. Eastern time, or as of any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time) each day that the NYSE is open for trading, by dividing the value of Templeton's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or Nasdaq is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the scheduled closing time of the NYSE (generally 4:00 p.m. Eastern time, or as of any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of Templeton's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Directors of the Templeton Funds.

Who is the Investment Manager of Templeton?

The Investment Manager of Templeton is Global Advisors (the "Investment Manager"). The Investment Manager manages the Templeton Funds' assets and makes its investment decisions. The Investment Manager is wholly owned by Resources, a publicly owned company, engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Global Advisors and its affiliates manage over $223 billion in assets. The Templeton organization has been investing globally since 1940. Global Advisors and its affiliates have offices in Argentina,

Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Poland, Russia, Singapore, South Africa, Taiwan, United Kingdom, U.S., and Vietnam.

The Investment Manager manages the investment and reinvestment of the assets of Templeton Growth Fund, Inc. and Templeton Foreign Fund. The Investment Manager does not furnish any overhead items or facilities for the Templeton Funds, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Templeton Funds pay the Investment Manager a fee which, during the most recent fiscal year, represented 0.61% of its average daily net assets for the Templeton Foreign Fund and 0.61% of its average daily net assets for the Templeton Growth Fund, Inc. The Investment Manager does not furnish any other services or facilities for the Templeton Funds, although such expenses are paid by some investment advisers of other investment companies.

The Investment Manager uses a disciplined, long-term approach to value-oriented global and international investing. Securities are selected for Templeton's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients, and these methods are changed and improved by the Investment Manager's research on superior selection methods.

The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Templeton Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers and Directors of the Templeton Funds are prohibited from investing in securities held by the Templeton Funds or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Templeton Fund's Code of Ethics. Please see "Investment Management and Other Services-Investment Management Agreement" in the Templeton Funds' SAI for further information on securities transactions and a summary of the Fund's Code of Ethics.

The lead portfolio manager for the Templeton Funds since 1987 is Mark G. Holowesko. Mr. Holowesko is President of Global Advisors. He holds a B.A. in economics from the College of Holy Cross and an M.B.A. from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity markets research worldwide. Richard Sean Farrington and Jeffrey A. Everett have secondary portfolio management responsibilities for the Templeton Funds. Mr. Farrington is a vice president of Global Advisors. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined the Templeton organization in 1991 and is a research analyst and portfolio manager. Mr. Farrington's research responsibilities include global coverage of the electrical equipment industry, as well as international electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan. Mr. Everett is an executive vice president of Global Advisors. He holds a B.S. in Finance from Pennsylvania State University and is also a Chartered Financial Analyst. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. His global research responsibilities encompass industry coverage for real estate and country coverage of Italy and Australia. Further information concerning the Investment Managers is included under the heading "Investment Management and Other Services" in the Templeton Funds' SAI.

Risk Factors

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Templeton Funds, nor can there be any assurance that the Templeton

Funds' investment objective will be attained. The Templeton Funds will seek to spread investment risk by diversifying their investments but the possibility of losses remains. Generally, if the securities owned by the Templeton Funds increase in value, the value of the shares of the Templeton Funds which you own will increase. Similarly, if the securities owned by the Templeton Funds decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Templeton Funds.

Foreign Securities Risk. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Templeton Funds. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the Templeton Funds invest may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the United States or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the United States. Transaction costs on foreign securities markets are generally higher than in the United States. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Templeton Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the Templeton Funds may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. The Templeton Funds may invest up to 100% of their total assets in emerging markets, including up to 5% of their total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI of the Templeton Funds.

On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of Templeton Fund investments.

Market, Currency and Interest Rate Risk. General market movements in any country where the Templeton Funds have investments are likely to affect the value of the securities which the Templeton Funds own in that country and the Templeton Funds' share price may also be affected. The Templeton Funds' investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the Templeton Funds own, and thus the price of their shares. To the extent the Templeton Funds invest in debt securities, changes in interest rates in any country where the Templeton Funds are invested will affect the value of each Templeton Fund's portfolio and, consequently, their share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the Templeton Funds' shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

Credit and Issuer Risk. The Templeton Funds' investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. The Templeton Funds may invest up to 10% of their total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

Derivative Securities Risk for the Templeton Growth Fund, Inc. Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Options on securities indices and stock index futures contracts are considered derivative investments. To the extent the Templeton Growth Fund, Inc. enters into these transactions, their success will depend upon the Investment Manager's ability to predict pertinent market movements.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price as indicated in Part One attached hereto. The Public Offering Price per 1,000 units is based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Templeton shares in the Trust, plus or minus cash, if any, in the Principal Account held or owned by the Trust, plus a maximum sales charge of 5.8% of the Public Offering Price (equivalent to 6.157% of the net amount invested) divided by the number of outstanding Units of the Trust multiplied by 1,000. The minimum purchase of the Trust is $1,000. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                            Percent of       Percent of
                                            Offering         Net Amount
Number of Units                             Price            Invested
_______________                             __________       __________
  100,000 but less than 500,000             0.60%            0.6036%
  500,000 but less than 1,000,000           1.30%            1.3171%
1,000,000 or more                           2.10%            2.1450%

Any such reduced sales charge shall be the responsibility of the selling Underwriter or dealer. The Sponsor will pay Managing Underwriters and Senior Underwriters an additional concession of .10% for volume purchases of $100,000 or more. The Sponsor will also pay Underwriters an additional concession of .40% on volume purchases of $1,000,000 or more. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from any one Underwriter or dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. With respect to the employees, officers and directors (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of Nike Securities L.P. and its subsidiaries, the sales charge is reduced by 2% of the Public Offering Price for purchases of Units.

The Public Offering Price will be equal to the bid price per Unit of the Treasury Obligations and the net asset value of the Templeton shares therein plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust plus the applicable sales charge. The offering price of the Treasury Obligations in the Trust may be expected to be greater than the bid price of the Treasury Obligations by less than 2%. The Public Offering Price of Units on the date of this Prospectus may vary in accordance with fluctuations in the prices of the underlying Securities.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Sales may be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the third preceding sentence. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unit holders pay for their Units or the amount that the Trust will receive from the Units sold.

The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

What are the Sponsor's Profits?

The Underwriters of the Trust, including the Sponsor, will receive a gross sales commission equal to 5.8% of the Public Offering Price of the Units (equivalent to 6.157% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?" See "Underwriting" for information regarding the receipt of the excess gross sales commissions by the Sponsor from the other Underwriters and additional concessions available to the Underwriters, dealers and others.

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge of 5.8%) or redeemed.

Will There be a Secondary Market?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Treasury Obligations in the portfolio of the Trust and the net asset value of the Templeton shares in the Trust plus or minus cash, if any, in the Principal Account of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the supervisory and audit expenses and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable or may be redeemed by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Principal Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in the Trust on or about the Distribution Dates to Unit holders of record on the preceding Record Date. See Part One for each Trust. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Distribution Date to Unit holders of record on the preceding Record Date. INCOME WITH RESPECT TO THE ORIGINAL ISSUE DISCOUNT ON THE TREASURY

OBLIGATIONS IN THE TRUST, WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO FEDERAL INCOME TAX AS IF A DISTRIBUTION HAD OCCURRED. SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

The Record Dates and Distribution Dates were established so as to occur shortly after the record date and on the payment dates of Templeton. Templeton normally pays a dividend in October of each year representing substantially all of its net investment income and net realized capital gains, if any. Pursuant to current Internal Revenue Service regulations, Templeton pays a second dividend and distribution in December of each year.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by the Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after the Trust is terminated, each Unit holder will, upon surrender of his Units for redemption, receive: (i) the number of shares of Templeton attributable to his Units, which will be distributed "in-kind" directly to his account, rather than redeemed,
(ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations may not be sold to pay for Trust expenses. Not less than 60 days prior to the termination of the Trust, Unit holders will be offered the option of having the proceeds from the disposition of the Treasury Obligations in the Trust invested, at the net asset value on the date such proceeds become available to the Trust, in additional shares of Templeton at net asset value. Unless a Unit holder indicates that he wishes to reinvest such amounts, they will be paid in cash, as indicated above. A Unit holder may, of course, at any time after the shares are distributed to his account, instruct Templeton to redeem all or a portion of the shares in his account. Shares of Templeton, as more fully described in its prospectus, will be redeemed at the then current net asset value. If within 180 days of the termination of the Trust a registered owner of Units has not surrendered the Units, the Trustee shall liquidate the shares of Templeton held for such owner and hold the funds to which such owner is entitled until such Units are surrendered.

The Trustee will credit to the Income Account of the Trust any dividends or distributions received on the Templeton shares therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Principal Account of the Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

How Can Distributions to Unit Holders be Reinvested?

Each Unit holder of the Trust will have distributions of principal, capital gains, if any, or income automatically invested in Templeton shares deposited at such share's net asset value next computed, unless he indicates at the time of purchase, or subsequently notifies the Trustee in writing, that he wishes to receive cash payments. Reinvestment by the Trust in Templeton shares will normally be made as of the ex-dividend date for Templeton after the Trustee deducts therefrom the expenses of the Trust. THE RULE 12B-1 FEES IMPOSED ON SHARES HELD IN THE TRUST ARE REBATED TO THE TRUST AND ARE USED TO REDUCE EXPENSES OF THE TRUST RESULTING IN INCREASED DISTRIBUTIONS TO UNIT HOLDERS. UNIT HOLDERS WHO ACQUIRE SHARES OF TEMPLETON THROUGH REINVESTMENT OF DIVIDENDS OR OTHER DISTRIBUTIONS OR THROUGH REINVESTMENT AT THE TRUST'S TERMINATION WILL BEGIN TO INCUR RULE 12B-1 FEES AT SUCH TIME AS SHARES ARE ACQUIRED.

Additional information with respect to the investment objective and the management of Templeton is contained in its prospectus, which can be obtained from the Sponsor or any broker/dealer with a currently effective sales agreement with Franklin Templeton Distributors, Inc.

Unit holders who are receiving distributions in cash may elect to participate in the automatic reinvestment feature by filing with the Trustee an election to have such distributions reinvested without a sales charge. Such election must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee.

Exchange Privilege. Subject to the following limitations, shares held in a Unit holder's reinvestment account may be exchanged for shares of other Templeton funds, without sales charge, on the basis of their relative net asset values per share at the time of exchange. THE EXCHANGE PRIVILEGE DOES NOT APPLY TO TEMPLETON FUND SHARES IN THE TRUST'S PORTFOLIO, ONLY TO A UNIT HOLDER'S REINVESTMENT ACCOUNT. The exchange privilege is not a right and may be suspended, terminated or modified at any time.

   EXCHANGE PURCHASES ARE SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF THE FUND PURCHASED. EXCHANGES ARE PERMITTED ONLY AFTER AT LEAST 15 DAYS HAVE ELAPSED FROM THE DATE OF THE PURCHASE OF THE TEMPLETON FUND SHARES TO BE EXCHANGED.

Exchange instructions may be given in writing or by telephone. Telephone exchange privileges automatically apply to each Unit holder's reinvestment account as shareholder of record unless and until the Transfer Agent of the Templeton Funds receives written instructions from the shareholder(s) of record canceling such privileges.

Telephonic exchanges can involve only Templeton Fund shares in non-certificated form. Templeton Fund shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Templeton Fund shares are being exchanged. If all telephone exchange lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders of Templeton might not be able to request telephone exchanges and would have to submit written exchange requests.

Unless a shareholder of the Templeton Funds elects to decline the telephone exchange privilege, the shareholder constitutes and appoints the Transfer Agent of the Templeton Funds as the true and lawful attorney to surrender for redemption or exchange any and all unissued Templeton Fund shares held by it in an account with any eligible Templeton fund, and authorizes and directs the Transfer Agent of the Templeton Funds to act upon any instruction from any person. The Transfer Agent of the Templeton Funds will accept instructions by telephone to exchange Templeton Fund shares held in any account for shares of any other eligible Templeton fund, provided the registration and mailing address of the Templeton Fund shares to be purchased are identical to those of the Templeton Fund shares to be redeemed. Further, a shareholder(s) agrees that neither the Transfer Agent of the Templeton Funds, any of its affiliates nor the Templeton Funds will be liable for any loss, damages, expense or cost arising out of any requests effected in accordance with an authorization, including requests effected by impostors or persons otherwise unauthorized to act on behalf of the account. If the shareholder is an entity other than an individual, such entity may be required to certify the persons that have been duly elected and are now legally holding the titles given and that the said entity is duly organized and existing and has the power to take action called for by this continuing authorization.

Neither the Templeton Funds nor the Transfer Agent of the Templeton Funds will be responsible for acting upon any instructions believed by them to be genuine. Forms for declining the telephone exchange privilege and prospectuses of the other Templeton funds may be obtained from Templeton Funds Distributors, Inc. A gain or loss for tax purposes will be realized upon the exchange, depending on the cost basis of the Templeton shares redeemed.

This exchange privilege is available only in states where shares of the Templeton Funds being acquired legally may be sold and may be modified, limited or terminated at any time by the Templeton Funds upon 60 days written notice. A Unit holder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. All exchanges shall be governed by the Templeton Funds' then current prospectus. Broker/dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent of the Templeton Funds.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of the Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital gains distributed during such year.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per 1,000 Units next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Shares of Templeton will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations and the net asset value of the Templeton shares in the Trust plus or minus cash, if any, in the Principal Account of the Trust as of the close of trading on the New York Stock Exchange on the date any such determination is made. The Redemption Price per 1,000 Units is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities (including "when issued" contracts, if any) held in the Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations and the net asset value of the Templeton shares next computed; and (3) dividends receivable on Templeton shares trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of the Trust; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Supervisor and counsel fees, if any; (3) cash held for distribution to Unit holders of record of the Trust as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he would have received on redemption of the Units. Any profit or loss resulting from the resale or redemption of Units acquired by the Sponsor will belong to the Sponsor.

How May Securities be Removed from the Trust?

The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the unlikely event that an issuer of a Security defaults in the payment of dividends or interest or there exist certain other materially adverse conditions described in the Indenture.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit. Treasury Obligations may not be sold to meet Trust expenses.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, the FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1996, the total partners' capital of Nike Securities L.P. was $9,005,203 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that the Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in the Trust but in no event beyond the Mandatory Termination Date as set forth in Part One for each Trust. The Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust or by the Trustee in the event that Units of the Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by the Underwriters, including the Sponsor. If the Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of the Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Principal Distributed?"

Legal Opinions

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn will act as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The statement of net assets, including the portfolio, of each Trust contained in Part One of this Prospectus has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing therein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

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Page 27


CONTENTS:

Templeton Growth and Treasury Trust
Templeton Foreign Fund & U.S. Treasury Securities Trust:
What are Templeton Growth and Treasury Trust and
    Templeton Foreign Fund & U.S. Treasury Securities
        Trust?                                             3
What are the Expenses and Charges?                         3
What is the Federal Tax Status of Unit Holders?            4
Why are Investments in the Trust Eligible for
     Retirement Plans?                                     7
Portfolio:
    What are Zero Coupon Treasuries?                       8
    What is Templeton Growth Fund, Inc.?                   8
    What is Templeton Foreign Fund?                       11
    What is Templeton's Investment Objective
        and Policy?                                       13
    Investment Techniques for Templeton Funds             14
    How is Net Asset Value of Templeton Determined?       15
    Who is the Investment Manager of Templeton?           15
    Risk Factors                                          16
Public Offering:
    How is the Public Offering Price Determined?          18
    How are Units Distributed?                            19
    What Are the Sponsor's Profits?                       19
    Will There be a Secondary Market?                     20
Rights of Unit Holders:
    How is Evidence of Ownership Issued and
        Transferred?                                      20
    How are Income and Principal Distributed?             20
    How Can Distributions to Unit Holders be
        Reinvested?                                       21
    What Reports Will Unit Holders Receive?               22
    How May Units be Redeemed?                            22
    How May Units be Purchased by the Sponsor?            24
    How May Securities be Removed from the Trust?         24
Information as to Sponsor, Trustee and Evaluator:
    Who is the Sponsor?                                   24
    Who is the Trustee?                                   25
    Limitations on Liabilities of Sponsor and Trustee     25
    Who is the Evaluator?                                 26
Other Information:
    How May the Indenture be Amended or Terminated?       26
    Legal Opinions                                        26
    Experts                                               26

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                   TEMPLETON GROWTH AND TREASURY TRUST
         TEMPLETON FOREIGN FUND & U.S. TREASURY SECURITIES TRUST

                               Prospectus
                                Part Two
                            December 30, 1997

                   First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                         THIS PART TWO MUST BE
                        ACCOMPANIED BY PART ONE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

Page 28



              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Templeton Foreign Fund & U.S. Treasury Securities
Trust Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 31, 1997.

                           TEMPLETON FOREIGN FUND & U.S.
                              TREASURY SECURITIES TRUST SERIES 1
                                   (Registrant)
                           ByNIKE SECURITIES L.P.
                                   (Depositor)


                           By      Robert M. Porcellino
                                  Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen    Director of        )
                      Nike Securities      )
                        Corporation,       )   December 31, 1997
                    the General Partner    )
                  of Nike Securities L.P.  )
                                           )
David J. Allen        Director of Nike     ) Robert M. Porcellino
                  Securities Corporation,  )   Attorney-in-Fact**
                   the General Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated December 5, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of Templeton Foreign Fund & U.S. Treasury Securities Trust dated December 26, 1997.



                                        ERNST & YOUNG





Chicago, Illinois
December 24, 1997